Income Tax Expense - Summary Of Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022		Apr. 30, 2021
Disclosure of Effective Income Tax Rate Reconciliation [Line Items]
Profit before tax	$ 44,625	$ 28,870	[1]	$ 25,307	[1]
Tax at the domestic income tax rate of 16.5%	7,363	4,764		4,176
Tax effect of income not taxable for tax purpose	(3,070)	(3,168)		(2,156)
Tax effect of expenses not deductible for tax purpose	51	1,010		968
Tax effect of share of losses of joint ventures	66	0		0
Tax effect of tax losses not recognized	400	457		202
Utilization of tax losses previously not recognized	(298)	0		0
Overprovision in prior years	(5)	(36)		(3)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(20)	3		(9)
Others	(2)	0		(5)
Income tax expense for the year	$ 4,485	$ 3,030	[1]	$ 3,173	[1]

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.